CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 25,253	$ 2,908
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	39,192,939	38,186,043
Ordinary shares, shares outstanding	38,376,939	37,370,043
Treasury stock, shares	816,000	816,000